Florida Canyon Acquisition (Tables)	12 Months Ended
Dec. 31, 2025
Acquistion [Abstract]
Florida Canyon Acquisition	The following table summarizes the fair value of the consideration paid and the fair values of the assets acquired and liabilities assumed on the Closing Date:

Stock consideration	Shares	Total consideration
Common shares issued to FCGI shareholders(1)	65,213,010	$72,652
Integra options in exchange for FCGI stock options(2)	92,301	17
		$72,669
(1)The fair value of the common shares issued to FCGI shareholders was determined using the Company’s share price of CAD$1.55
($1.11) per share on the Closing Date.
(2)The fair value of the replacement options was determined using the Black-Scholes option pricing model with the following weighted average assumptions: exercise price of $2.24 Integra share price of $1.11, expected life of 2.25, expected volatility of 60%, dividend yield of nil%, and risk-free interest rate of 3.08%.

Net assets acquired
Cash and cash equivalents	$21,655
Prepaids and other assets	4,592
Inventories	62,430
Restricted cash	14,905
Mineral properties, plant and equipment	40,584
Deferred tax assets	1,017
Other assets	3,155
Accounts payable and accrued liabilities	(17,453)
Tax liabilities	(4,912)
Lease obligations	(9,196)
Reclamation provision	(29,817)
Other liabilities	(110)
Fair value of net assets acquired	$86,850
Consideration paid	72,669
Bargain purchase gain	$14,181